Fees Summary	Dec. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,388,000
Previously Paid Amount	0.00
Total Fee Amount	212.50
Total Offset Amount	0.00
Net Fee	212.50
Narrative - Max Aggregate Offering Price	$ 1,388,000
Final Prospectus	true